UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Name and address of agent for service)

registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Center Coast MLP & Infrastructure Fund

NYSE CEN

2015 SEMI-ANNUAL REPORT

2015 Semi-Annual Report	2
CENTER COAST MLP & INFRASTRUCTURE FUND MAY 31, 2015 (UNAUDITED)

Table of Contents

Summary of Investments	3
Schedule of Investments	4-6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	12-21
Other Information	22-23

2015 Semi-Annual Report	3
CENTER COAST MLP & INFRASTRUCTURE FUND

Summary of Investments

As of May 31, 2015 (unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stock
General Partner C Corp	9.7%
Diversified C Corp	9.0%
Total Common Stock	18.7%
Master Limited Partnership Shares
Diversified	39.3%
Large Cap Liquids Transportation & Storage	26.2%
Gas Transportation & Storage	18.0%
Gas Gatherers & Processors	14.3%
Small Cap Liquids Transportation & Storage	6.8%
General Partner Partnership	2.8%
Other	2.2%
Fuel Distribution	0.4%
Total Master Limited Partnership Shares	110.0%
Unregistered/Restricted Securities	12.1%
Purchased Option Contracts	0.0%
Short-Term Investments	0.5%
Total Investments	141.3%
Liabilities in Excess of Other Assets	(41.3%)
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Schedule of Investments

May 31, 2015 (unaudited)

Number of Shares		Value
	COMMON STOCK — 18.7%
	Diversified C Corp — 9.0%
602,009	Kinder Morgan, Inc. [1,2]	$24,977,353
41,868	SemGroup Corp. - Class A [1]	3,295,012
80,294	TransCanada Corp. *,2	3,482,351
		31,754,716
	General Partner C Corp — 9.7%
81,686	Enlink Midstream LLC	2,704,623
456,246	Plains GP Holdings LP - Class A [1,2]	12,756,638
97,663	Targa Resources Corp. [1]	8,980,113
190,707	Williams Cos., Inc. [1,2]	9,745,128
		34,186,502
	Total Common Stock
	(Cost $65,723,627)	65,941,218

	MASTER LIMITED PARTNERSHIP SHARES — 110.0%
	Diversified — 39.3%
809,465	Enterprise Products Partners LP [1,2]	26,242,855
430,486	ONEOK Partners LP [1,2]	16,810,478
688,072	Targa Resources Partners LP [1,2]	29,745,353
584,526	Tesoro Logistics LP [1]	33,791,448
574,599	Williams Partners LP [1]	32,108,592
		138,698,726
	Fuel Distribution — 0.4%
31,432	Sunoco LP	1,452,158
		1,452,158
	Gas Gatherers & Processors — 14.3%
56,630	Crestwood Midstream Partners LP	759,975
673,930	EnLink Midstream Partners LP [1]	16,726,943
145,418	MarkWest Energy Partners LP [1]	9,398,365
66,026	QEP Midstream Partners LP [1]	1,162,718
9,529	Summit Midstream Partners LP	320,460
324,338	Western Gas Partners LP [1,2]	22,217,153
		50,585,614
	Gas Transportation & Storage — 18.0%
306,873	Columbia Pipeline Partners LP [1]	8,300,915
64,198	Dominion Midstream Partners LP [1]	2,706,588
171,829	EQT Midstream Partners LP [1]	14,376,932
387,434	Spectra Energy Partners LP [1]	19,759,134
24,451	Tallgrass Energy Partners LP	1,210,080
268,869	TC Pipelines LP [1]	17,180,729
		63,534,378
	General Partner Partnership — 2.8%
11,451	EQT GP Holdings LP [3]	368,951
146,960	Western Gas Equity Partners LP [1]	9,412,788
		9,781,739

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Schedule of Investments - Continued

May 31, 2015 (unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Large Cap Liquids Transportation & Storage — 26.2%
281,819	Buckeye Partners LP [1]	$21,793,063
214,615	Magellan Midstream Partners LP [1]	17,109,108
657,346	Plains All American Pipeline LP [1,2]	30,862,395
567,943	Sunoco Logistics Partners LP [1]	22,490,543
		92,255,109
	Other — 2.2%
156,300	Martin Midstream Partners LP	5,508,012
107,940	Westlake Chemical Partners LP [1]	2,357,410
		7,865,422
	Small Cap Liquids Transportation & Storage — 6.8%
46,219	Delek Logistics Partners LP	2,149,183
67,219	MPLX LP [1]	4,906,987
105,621	Phillips 66 Partners LP [1]	7,682,872
204,149	Shell Midstream Partners LP [1]	9,166,290
		23,905,332

	Total Master Limited Partnership Shares
	(Cost $370,954,984)	$388,078,478

	UNREGISTERED/RESTRICTED SECURITIES — 12.1%
20,795,387	KKR Eagle Co-Invest LP [3,4]	20,795,387
487,179	Shell Midstream Partners LP 144A [3,4]	21,874,337
		42,669,724
	Total Unregistered/Restricted Securities
	(Cost $39,795,368)	$42,669,724

Number of Contracts		Notional Amount	Value
	Purchased Option Contracts — 0.0% **
	Call Options — 0.0% **
	Crestwood Midstream Partners LP
1,028	Exercise Price: $12.50, Expiration Date: July 17, 2015	$1,285,000	$115,650
	Total Call Options
	(Cost $89,508)	1,285,000	115,650

	Total Purchased Option Contracts
	(Cost $89,508)	$1,285,000	$115,650

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Schedule of Investments - Continued

May 31, 2015 (unaudited)

Principal Amount		Value
	Short-Term Investments — 0.5%
$1,716,347	UMB Money Market Fiduciary, 0.01% [5]	$1,716,347
	Total Short-Term Investments
	(Cost $1,716,347)	1,716,347

	Total Investments — 141.3%
	(Cost $478,279,834)	498,521,417
	Liabilities in Excess of Other Assets - (41.3)%	(145,640,611)
	Total Net Assets — 100%	$352,880,806

Number of Contracts		Notional Amount	Value
	Written Option Contracts- (0.0)% **
	Call Options — (0.0)% **
	Martin Midstream Partners LP
(321)	Exercise Price: $35, Expiration Date: June 19, 2015	$1,123,500	$27,285
	Total Call Options
	(Proceeds $42,862)	1,123,500	27,285

	Put Options — (0.0)% **
	Tesoro Logistics LP
(639)	Exercise Price: $55, Expiration Date: June 19, 2015	3,514,500	41,535
	Total Put Options
	(Proceeds $60,426)	3,514,500	41,535

	Total Written Option Contracts
	(Proceeds $103,288)	$4,638,000	$68,820

LLC - Limited Liability Company

LP - Limited Partnership

144A Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.

[1]

All or a portion of the security has been pledged as collateral with the Fund’s line of credit agreement. As of May 31, 2015, the total value of securities pledged as collateral for the line of credit agreement was $336,963,187.

[2]

All or a portion of this security has been pledged as collateral for written option contracts. As of May 31, 2015 the total value of securities pledged as collateral for written options contracts was $13,605,230.

[3]	Non-income producing security.

[4]	Indicates a fair valued security. Total market value for fair valued securities is $42,669,724, representing 12.1% of fund assets.

[5]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	Foreign security denominated in U.S. Dollars.

**	Rounds to less than 0.05%.

The accompanying notes are an integral part of these financial statements

2015 Semi-Annual Report	7
CENTER COAST MLP & INFRASTRUCTURE FUND

Statement of Assets and Liabilities

May 31, 2015 (unaudited)

Assets:
Investments, at fair value (cost $478,279,834)	$498,521,417
Receivables:
Deposits with brokers	818,343
Investment securities sold	4,750,610
Dividends and interest	86
Prepaid assets	153,848
Other assets	103,544
Total assets	504,347,848

Liabilities:
Written options contracts, at value (proceeds $103,288)	68,820
Payables:
Advisory fees	449,809
Investment securities purchased	784,063
Deferred tax liability	10,143,988
Interest expense	20,362
Line of credit	140,000,000
Total Liabilities	151,467,042

Net Assets	$352,880,806

Components of Net Assets:
Paid-in capital	$343,265,331
Undistributed net investment loss, net of deferred taxes, less dividends	(22,819,535)
Net realized gain (loss) on investments and written option contracts, net of deferred taxes	19,661,096
Net unrealized appreciation (depreciation), net of deferred taxes	12,773,913
Net Assets	$352,880,806

Net Asset Value Per Shares
($352,880,806 / 19,755,874 shares outstanding; unlimited number of shares authorized)	$17.86

Market Price Per Share	$15.86

Market Price (Discount) to Net Asset Value Per Share	(11.20%)

The accompanying notes are an integral part of these financial statements

2015 Semi-Annual Report	8
CENTER COAST MLP & INFRASTRUCTURE FUND

Statement of Operations

For the Six Months Ended May 31, 2015 (unaudited)

Investment Income:
Distributions from master limited partnerships	$9,538,352
Dividend income from common stock (net of tax withholding)	1,433,449
Total distributions and dividends	10,971,801
Less return of capital on distributions	(9,538,352)
Distributions from common stock in excess of cost basis	(413,422)
Net dividends and distributions	1,020,027
Interest	382
Total investment income	1,020,409

Expenses:
Investment advisory fee	2,186,722
Interest expense	769,100
Shareholder servicing fees	146,690
Professional fees	141,135
Administrative fees	89,510
Directors' fees	86,149
Shareholder Reporting expense	24,788
Custody fees	16,683
Insurance expense	12,246
Transfer agent fees	9,058
Other expenses	86,280
Total expenses	3,568,361

Net Investment loss, before taxes	(2,547,952)
Tax benefit	1,417,240
Net Investment loss, net of taxes	(1,130,712)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on:
Investments	6,140,498
Written options contracts	330,638
Tax expense	(2,394,320)
Net realized gain, net of taxes	4,076,816

Net change in unrealized appreciation (depreciation) on:
Investments	(20,823,191)
Written options contracts	83,747
Tax benefit	7,673,594
Net change in unrealized appreciation (depreciation)	(13,065,850)
Net Realized and Unrealized Gain (Loss) on Investments	(8,989,034)

Net Decrease in Net Assets from Operations	$(10,119,746)

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014
Increase (Decrease) in Net Assets
Operations:
Net investment loss, net of deferred taxes	$(1,130,712)	$(3,537,970)
Net realized gain on investments, net of deferred taxes	4,076,816	15,022,688
Net unrealized appreciation (depreciation) on investments and written options contracts, net of deferred taxes	(13,065,850)	20,495,987
Net increase (decrease) in net assets resulting from operations	(10,119,746)	31,980,705

Dividends and Distributions
Dividends	—	(16,956,761)
Distributions - return of capital	(8,051,654)	(2,489,066)
Dividends reinvested	—	(538,470)
Distributions reinvested - return of capital	(181,716)	(79,042)
Dividends and Distributions	(8,233,370)	(20,063,339)

Capital Share Transactions:
Distributions reinvested - Shares purchased at Net Asset Value	106,882	—
Shares sold, net of offering costs	73,200,360	—
Capital Share Transactions	73,307,242	—

Total increase in net assets	54,954,126	11,917,366

Net Assets:
Beginning of period	297,926,680	286,009,314
End of period	$352,880,806	$297,926,680

Undistributed net investment loss, net of deferred taxes	$(22,819,535)	$(21,688,823)

Capital Share Transactions:
Shares sold	4,938,969	—
Shares reinvested	10,949	32,809
Shares reinvested on the open market	(10,949)	(32,809)
Shares reinvested at Net Asset Value	5,641	—
Net increase	4,944,610	—

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Statement of Cash Flows

For the Six Months Ended May 31, 2015 (unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Net Assets from Operations	$(10,119,746)
Adjustments to reconcile Net Increase in Net Assets from Operations to net cash used in operating activities:
Return of capital on distributions from master limited partnerships	9,538,352
Distributions from common stock in excess of cost basis	413,422
Net realized gain from investments and written options contracts	(6,471,136)
Net unrealized depreciation on investments and written options contracts	20,739,444
Purchases of long-term investments	(260,822,469)
Net purchases and sales of short-term investments	11,357,575
Proceeds from sales of long-term investments	183,203,668
Increase in deposits with brokers	(818,343)
Decrease in receivable for investments sold	23,931,265
Decrease in dividends and interest receivable	5,950
Increase in prepaid assets	(144,674)
Increase in other assets	(103,544)
Increase in advisory fees	65,053
Decrease in due to custodian	(120,691)
Decrease in payable for investments purchased	(34,814,205)
Decrease in current tax liability	(5,004,845)
Decrease in deferred tax liability	(6,716,669)
Decrease in interest expense payable	(1,480)
Decrease in accrued other expenses	(190,799)
Net Cash Used in Operating Activities	(76,073,872)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of shares	73,200,360
Distributions to shareholders, net of reinvestments at Net Asset Value	(8,126,488)
Increase in drawdown on line of credit	11,000,000
Net Cash Provided by Financing Activities	76,073,872

Net change in cash equivalents	—

Cash at beginning of period	—
Cash at end of period	—

Supplemental Disclosure of Cash Flow Information:

During the six months ended May 31, 2015, net interest paid was $770,580.

Supplemental Disclosure of Non Cash Activity:

Non-cash financing activities not included consist of reinvestments or dividends and distibutions of $181,716.

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Financial Highlights

Per share operating performance. For a capital share outstanding throughout the period.

	For the Six Months Ended May 31, 2015 (unaudited)	For the Year Ended November 30, 2014	For the Period September 26, 2013* through November 30, 2013
Net asset value, beginning of period	$20.11	$19.31	$19.06 [1]
Income (Loss) from Investment Operations
Net investment loss[2]	(0.07)	(0.24)	(0.04)
Return of capital[2]	0.40	0.81	0.24
Net realized and unrealized gain (loss) on investments[2,3]	(2.06)	1.58	0.15
Total from investment operations	(1.73)	2.15	0.35

Dividends and Distributions
Dividends	(0.52)	(1.18)	(0.10)
Distributions - return of capital	—	(0.17)	—
Total dividends and distributions	(0.52)	(1.35)	(0.10)

Net asset value, end of period	$17.86	$20.11	$19.31
Market value, end of period	$15.86	$19.49	$18.46

Total net asset value return[4]	(8.51)%[5]	11.94%	1.88%[5]
Total market value return[4]	(16.17)%[5]	13.49%	(7.18)%[5]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$352,881	$297,927	$286,009
Ratio of expenses (benefit) to average net assets	(2.13)%[6,7]	8.55%[7]	8.25%[6,7]
Ratio of expenses to average net assets (excluding deferred tax benefit)	2.43%[6]	2.26%	2.08%[6]
Ratio of expenses to average net assets (excluding deferred tax benefit and interest expense)	1.91%[6]	1.85%	1.84%[6]
Ratio of net investment loss to average net assets	(0.77)%[6,7]	(1.18)%[6,7]	(1.31)%[6,7]
Ratio of expenses (benefit) to average managed assets	(1.43)%[6,8]	6.08%[8]	6.34%[6,8]
Portfolio turnover rate	42%[5]	105%	18%[5]
Total borrowings outstanding (in thousands)	$140,000	$129,000	$100,500
Asset coverage per $1,000 for line of credit[9]	$3,521	$3,310	$3,846

*	Commencement of operations.

[1]	Initial public offering price of $20.00 per share less underwriting discounts of $0.90 per share and offering costs of $0.04 per share.

[2]	Based on average shares outstanding during the period.

[3]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

[4]

Total net asset value return measures the change in net asset value per share over the period indicated. Total market value return is computed based upon the Fund’s New York Stock Exchange market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[5]	Not annualized.

[6]	Annualized.

[7]

Includes the deferred tax benefit (expense) allocated to net investment income (loss) and the deferred tax benefit (expense) allocated to realized and unrealized gain (loss). Net Investment Income (Loss) ratios exclude the deferred tax benefit (expense) allocated to realized and unrealized gain (loss).

[8]

Average managed assets represent the total assets of the Fund, including the assets attributable to the proceeds from any forms of financial leverage, minus liabilities, other than liabilities related to any financial leverage.

[9]

Represents the value of total assets less liabilities not represented by senior securities representing indebtedness divided by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness. For purposes of this calculation, the Line of Credit is considered a senior security representing indebtedness.

The accompanying notes are an integral part of these financial statements

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited)

Note 1 – Organization

Center Coast MLP & Infrastructure Fund (the ‘‘Fund’’) is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized as a statutory trust on May 3, 2013, pursuant to a Certificate of Trust, and is governed by the laws of the state of Delaware. The Fund’s investment objective is to provide a high level of total return with an emphasis on distributions to shareholders. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of master limited partnerships (“MLPs”) and energy infrastructure companies.

The Fund commenced operations on September 26, 2013 and is managed by Center Coast Capital Advisors, LP (the “Advisor”), an investment adviser registered under the Investment Advisers Act of 1940. The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the mean of best bid and ask prices as of the close of such exchange.

The Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fair Value Pricing Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Fair Value Pricing Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Fair Value Pricing Committee meets as needed. The Fair Value Pricing Committee is comprised of Fund officers and a designee of the Fund’s administrator.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total return at net asset value. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

(c) Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2015, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

(d) Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may buy or write (sell) options to hedge against changes in the value of equities. Further, the Fund may seek to generate additional income, in the form of premiums received, from writing (selling) options on securities held in portfolio and may also opportunistically buy or write (sell) call or put options (“options”) on energy infrastructure securities not held by the Fund.

When the Fund writes an option, an amount equal to the premium received by the Fund is included in “Written option contracts, at value” on the Fund’s Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend/distribution rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes. Options the Fund buys or writes will either be exercised, expire or be cancelled pursuant to a closing transaction.

If the price of the underlying security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. The Fund realizes a gain on a purchased call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs. The Fund may also purchase put option contracts. If a purchased put option is exercised, the premium paid increases the cost basis of the securities sold by the Fund.

The Fund may also write call or put options with the purpose of generating realized gains, increasing or reducing its ownership of certain securities. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s potential for future profits on the underlying investment. If the Fund writes a call on a security, the Fund has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. If the Fund writes a put on a security, the Fund has the obligation upon exercise of the option to purchase the underlying security at the exercise price. Generally, the Fund seeks to write call options on securities that the Fund holds in its portfolio (i.e., covered calls) although it has the flexibility and has written “naked” call options. When the Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the Fund has the obligation to buy the underlying security at the exercise price and the premium received is deducted from the price of the underlying securities purchased in determining whether the Fund has realized a gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option, which may potentially be unlimited. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

Transactions in written options contracts for the six months ended May 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Outstanding at December 1, 2014	800	$26,721
Options written	11,603	739,132
Options closed	(9,289)	(516,155)
Options expired	(2,154)	(146,410)
Options exercised	—	—
Outstanding at May 31, 2015	960	$103,288

(e) Distributions to Shareholders

Distributions, if any, are declared and paid monthly. Distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund’s Reinvestment Plan, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Advisor entered into an Advisory Agreement (the “Agreement”) with the Fund. For services rendered by the Advisor on behalf of the Fund under the Agreement, the Fund pays the Advisor a fee, payable monthly, in an annual amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including the assets attributable to the proceeds from any form of borrowings, used for leverage, outstanding, minus liabilities, other than liabilities related to any borrowings outstanding.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, tax preparer and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. American Stock Transfer & Trust Company, LLC serves as the Fund’s transfer agent.

HRC Portfolio Solutions serves as the shareholder servicing agent which the Fund pays a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced for providing administrative and support services to their customers. For the six months ended May 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Certain trustees and officers of the Fund are employees of the Advisor. The Fund does not compensate trustees and officers affiliated with the Advisor. For six months ended May 31, 2015, the Fund’s fees incurred to Directors who are not affiliated with the Advisor are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code; therefore, it will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated 2.0% for state and local tax.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

The Fund’s income tax provision consists of the following as of May 31, 2015:

Current tax expense (benefit)
Federal	$—
State	—
Total current tax expense	$—

Deferred tax expense (benefit)
Federal	$(6,334,540)
State	(361,974)
Total deferred tax expense	$(6,696,514)

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	Rate
Application of statutory income tax rate	$(5,885,691)	35.00%
State income taxes net of federal benefit	(336,325)	2.00%
Effect of permanent and temporary differences	(474,498)	2.82%
Total income tax expense (benefit)	$(6,696,514)	39.82%

The Fund intends to invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2015, the Fund determined a valuation allowance was not required. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2015 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$—
Capital loss carryforward (tax basis)	—
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(10,143,988)
Total net deferred tax asset/(liability)	$(10,143,988)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.

At May 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$460,464,951
Gross unrealized appreciation	$51,649,534
Gross unrealized depreciation	(13,593,068)
Net unrealized appreciation (depreciation) on investments	$38,056,466

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions

For the six months ended May 31, 2015, purchases and sales of investments, excluding short-term investments, were $260,822,469 and $183,203,668, respectively.

Note 6 – Capital Stock

The Fund is authorized to issue unlimited common shares of beneficial interest, par value of $0.01 per share. At May 31, 2015, the shares outstanding were 19,755,874.

Note 7 – Borrowings

The Fund entered into a revolving credit agreement (the “Credit Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNPP”) in which the Fund paid a monthly financing charge based on a LIBOR-based variable rate. Commencing on February 1, 2014, the Fund will pay a commitment fee of 0.70% per annum on the unused portion of the maximum commitment amount. In addition, commencing on April 24, 2015, the Fund entered into an amended and restated Credit Agreement in which the credit line was increased to $175,000,000. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding (or more depending on the terms of the Credit Agreement) and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the Credit Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Credit Agreement, necessitating the sale of portfolio securities at potentially inopportune times. As of May 31, 2015, the fair value of the outstanding Credit Agreement was estimated to be $138,687,023, and would be categorized as Level 2 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 1.28%.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

As of May 31, 2015, the Fund had outstanding borrowings of $140,000,000. The Fund borrowed an average daily balance of approximately $125,682,796 at a weighted average borrowing cost of 1.28%.

The analysis above presents the sensitivity of the market value of the Fund’s financial instruments to selected changes in market rates. The range of changes chosen reflects its view of changes which are reasonably possible over a one-year period because the loan will likely be renewed yearly.

The total carrying value of our variable rate debt was approximately $140 million at May 31, 2015. For sensitivity purposes, if market rates of interest increase by 100 basis points the interest expense would increase by approximately $1.40 million. If market rates of interest decrease by 100 basis points the interest expense would decrease by approximately $1.40 million.

These amounts were determined solely by considering the impact of hypothetical interest rates on our financial instruments. Due to the uncertainty of specific actions it may undertake to minimize possible effects of market interest rate increases, this analysis assumes no changes in our financial structure.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation levels, as of May 31, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$65,941,218	$—	$—	$65,941,218
Master Limited Partnerships[1]	388,078,478	—	—	388,078,478
Unregistered/Restricted Securities	—	21,874,337	20,795,387	42,669,724
Purchased Call Option Contracts	115,650	—	—	115,650
Short-Term Investments	1,716,347	—	—	1,716,347
Total Assets	$455,851,693	$21,874,337	$20,795,387	$498,521,417

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(27,285)	$—	$—	$(27,285)
Written Put Options	(41,535)	—	—	(41,535)
Total Liabilities	$(68,820)	$—	$—	$(68,820)

[1]

All Master Limited Partnerships held by the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

The following table summarizes the change in value associated with Level 3 securities carried at fair value for the period ended May 31, 2015:

Level 3 Securities
Unregistered/Restricted Securities
Balance, December 1, 2014	$—
Purchase	20,795,387
Balance, May 31, 2015	$20,795,387

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser’s Valuation Committee for Level 3 Fair Value Measurements for investments held as of May 31, 2015:

Type of Security	Fair Value at 5/31/2015	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Unregistered/Restricted Securities	$ 20,795,387	Discounted Cash Flow	Discount Rate	11.00% – 15.00% (13.00%)
			Exit Multiple	9.00x – 11.00x (10.00x)
			Liquidity Discount	15.00% (15.00%)

Level 3 Unregistered/Restricted Securities valued by using an unobservable input factor are directly affected by a change in that factor.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

Note 10 – Disclosures about Derivative Instruments and Hedging Activities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Derivative Instruments and Hedging Activities (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposures as of May 31, 2015:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity price risk*	n/a	$—	Written options outstanding, at value	$68,820

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

For the six months ended May 31, 2015, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Statement of Operations
Derivative Instrument	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Written Options	$—	$(83,747)

The average notional value of written options contracts outstanding during the six months ended May 31, 2015, which is indicative of the volume of this derivative type, was $7,680,269.

Note 11 – Disclosures about Offsetting Assets and Liabilities

The Fund is subject to FASB Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Fund has adopted the new disclosure requirements on offsetting in the following table:

The following table presents the Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of May 31, 2015:

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount [1]
JP Morgan	$68,820	$—	$68,820	$(68,820)	$—

[1]	Net amount represents the net amount payable to the counterparty in the event of default.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

Note 12 – Other Risks

The Fund’s risks include, but are not limited to, the following:

(a) Liquidity Risk

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

(b) Market and Credit Risks

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

(c) Master Limited Partnership Risk

Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

(d) Non-Diversification Risk

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

(e) Private Investment Risk

The Fund may invest in unregistered or restricted securities, including private investment in public equities (“PIPE”). Unregistered or restricted securities may not be readily marketable and are often more difficult to value. Further, the Advisor may not have timely or accurate information about the business, financial condition and results of operations which may adversely affect the Advisor’s ability to value those investments. PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

(f) Portfolio Concentration Risk

The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2015 (unaudited) (continued)

(g) Leverage Risk

The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the securities acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. There is no assurance that a Fund’s leveraging strategy will be successful.

(h) Tax Risks

Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Tax Estimation/NAV Risk. In calculating the Fund’s net asset value (“NAV”), the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV to the extent it exceeds any valuation allowance. The estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Note 13 – Subsequent Events

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements.

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CENTER COAST MLP & INFRASTRUCTURE FUND

Other Information

May 31, 2015 (unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at 1-713-759-1400, (ii) on our website at centercoastcap.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund at 1-713-759-1400 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Federal Income Tax Information

In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2015.

Notice to Shareholders

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

Automatic Dividend Reinvestment Plan

Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by the agent under the Plan, American Stock Transfer & Trust Company, LLC (the “Plan Agent”), unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by the Fund’s dividend disbursing agent. A participant in the Plan who wishes to opt out of the Plan and elect to receive distributions in cash should contact the Plan Agent in writing at the address specified below or by calling the telephone number specified below.

Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan Agent will buy the Common Shares for the Plan in the open market, on the NYSE or elsewhere, for the participants’ accounts, except that the Plan Agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a distribution or capital gains distribution payable only in cash, the Plan Agent will buy the Common Shares for the Plan in the open market, on the NYSE or elsewhere, for the participants’ accounts. There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the Plan; however, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open-market purchases.

2015 Semi-Annual Report	23
CENTER COAST MLP & INFRASTRUCTURE FUND

Other Information

May 31, 2015 (unaudited) (continued)

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records.

Common Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant.

In the case of shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners and participate in the Plan, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder’s name and held for the account of beneficial owners who participate in the Plan.

The automatic reinvestment of dividends and other distributions will not relieve participants of an income tax that may be payable or required to be withheld on such dividends or distributions.

Participants that direct a sale of Common Shares through the Plan Agent are subject to a sales fee of $15.00 plus $0.10 per share sold.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to the Plan Agent, American Stock Transfer & Trust Company, LLC , Attn: Dividend Reinvestment Department, P.O. Box 922, New York, New York 10269-0560, e-mail: info@amstock, phone number: (866) 668-6549.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a)           The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)           There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Center Coast MLP & Infrastructure Fund

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	August 6, 2015

By (Signature and Title)*	/s/ William H. Bauch
William H. Bauch, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date	August 6, 2015

* Print the name and title of each signing officer under his or her signature.